---------------------------------
Semi-Annual Report April 30, 2001
---------------------------------

                          explore
---------------------------------
FIRSTAR FUNDS

           Institutional Money Market Fund
           Money Market Fund
           Tax-Exempt Money Market Fund
           Ohio Tax-Exempt Money Market Fund
           U.S. Government Money Market Fund
           U.S. Treasury Money Market Fund

--------------------------------------------------------------------------------
                               NOTICE TO INVESTORS

 - Shares of Firstar Funds:

    - ARE NOT INSURED BY THE FDIC, the US Government or any other governmental agency;

    - are not bank deposits or obligations of or guaranteed by Firstar Bank, its parent company or its affiliates;

    - are subject to investment risks, includ ing possible loss of principal;
      and

    - are offered by Quasar Distributors, LLC, a Firstar affiliate.

- There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

- Firstar Bank affiliates serve as invest ment adviser, custodian, transfer agent, administrator, accounting services agent and distributor and receive compensation for these services as disclosed in the current prospectus.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
                                                                        Page(s)
SHAREHOLDER LETTER.........................................................1
STATEMENT OF ASSETS AND LIABILITIES........................................2
STATEMENT OF OPERATIONS....................................................3
STATEMENT OF CHANGES IN NET ASSETS........................................4-5
FINANCIAL HIGHLIGHTS......................................................6-9
SCHEDULE OF INVESTMENTS..................................................10-19
NOTES TO THE FINANCIAL STATEMENTS........................................20-23

                                                                          (LOGO)
                                                                    FIRSTARFUNDS


                                                                       June 2001
DEAR SHAREHOLDER:

INVESTMENT REVIEW

Money Market Funds continued to provide consistent, competitive returns. In an attempt to stimulate economic growth and fend off recession, the Federal Reserve has aggressively reduced the overnight target fed funds rate 275 basis points during the first half of 2001. As a result, money market rates declined thoughout the first half of the year. The Federal Reserve has currently targeted the overnight lending rate at 3.75% and, as a result, money market rates have also decreased.

STRATEGY

Firstar Money Market Funds are managed with quality and safety of principal as primary goals. All securities purchased by the Funds must meet our internal high standards for minimal credit risk and must also meet the strict guidelines set by the Securities and Exchange Commission ("SEC"). Our credit research team closely monitors all invesments to ensure quality standards are met.


--------------------------------------------------------------------------------
                    FIRSTAR MONEY MARKET FUNDS 7-DAY YIELDS
--------------------------------------------------------------------------------

AS OF APRIL 30, 2001

                                  INSTITUTIONAL
                                  MONEY MARKET
                                     FUND*+
                              CURRENT    EFFECTIVE
                               4.50%       4.60%


                                  MONEY MARKET
                                      FUND
                              CURRENT    EFFECTIVE
                               4.27%       4.36%


                                   TAX-EXEMPT
                                  MONEY MARKET
                                      FUND
                              CURRENT    EFFECTIVE
                               3.37%       3.43%

                                 U.S. GOVERNMENT
                                  MONEY MARKET
                                      FUND*
                              CURRENT    EFFECTIVE
                               4.16%       4.24%

                                  U.S. TREASURY
                                  MONEY MARKET
                                     FUND*+
                              CURRENT    EFFECTIVE
                                4.01%       4.09%

*After fee waivers. Had fees not been waived, current and effective yields would have been 4.31% and 4.41% for the Institutional Money Market Fund, 3.99% and 4.07% for the U.S. Government Money Market Fund and 3.98% and 4.06% for the U.S.Treasury Money Market Fund, respectively. Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

+Institutional Shares.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS
STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 2001
(UNAUDITED)


                                                                                               U.S.            U.S.
                                           INSTITUTIONAL                    TAX-EXEMPT     GOVERNMENT       TREASURY
                                               MONEY           MONEY           MONEY          MONEY           MONEY
                                            MARKET FUND     MARKET FUND     MARKET FUND    MARKET FUND     MARKET FUND
                                           -------------    -----------     -----------    -----------     -----------
ASSETS:
    Investments, at amortized cost          $3,014,149        $439,344       $645,670         $72,695     $2,696,840
    Investments in repurchase agreements            --              --             --             --       2,600,000
    Interest receivable                          2,630             417          6,183              35         12,327
    Other assets                                   104           6,577             20              24             95
                                            ----------        --------       --------         -------     ----------

       Total Assets                          3,016,883         446,338        651,873          72,754      5,309,262
                                            ----------        --------       --------         -------     ----------

LIABILITIES:
    Dividends payable                           11,343           1,610          1,468             222         17,842
    Payable for securities purchased               --               --          8,000              --             --
    Payable to custodian                            --              --              2              --             --
    Payable to affiliates                        1,092             790            384              87          3,223
    Accrued expenses and other liabilities          27           1,344            146              58          1,714
                                            ----------        --------       --------         -------     ----------

       Total Liabilities                        12,462           3,744         10,000             367         22,779
                                            ----------        --------       --------         -------     ----------

NET ASSETS                                  $3,004,421        $442,594        $641,873        $72,387     $5,286,483
                                           ===========        ========        ========        =======     ==========

SERIESA:
    Net assets                                                $442,594       $188,937         $12,799     $2,501,365
    Shares authorized                                        unlimited      unlimited       unlimited      unlimited
    Shares issued and outstanding                              442,406        188,948          12,799      2,502,721
    Net asset value, redemption price and
       offering price per share                                  $1.00          $1.00           $1.00          $1.00
                                                              ========       ========         =======     ==========

SERIES INSTITUTIONAL:
    Net assets                              $3,004,421                       $452,936         $59,588     $2,785,118
    Shares authorized                        unlimited                      unlimited       unlimited      unlimited
    Shares issued and outstanding            3,004,421                        452,938          59,588      2,783,765
    Net asset value, redemption price and
       offering price per share                  $1.00                          $1.00           $1.00          $1.00
                                            ==========                        =======      ==========     ==========

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS
STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
SIX MONTHS ENDED APRIL 30, 2001
(UNAUDITED)

                                                                                                 U.S.           U.S.
                                             INSTITUTIONAL                   TAX-EXEMPT      GOVERNMENT      TREASURY
                                                 MONEY          MONEY           MONEY           MONEY          MONEY
                                              MARKET FUND    MARKET FUND     MARKET FUND     MARKET FUND    MARKET FUND
                                             -------------   -----------     -----------     -----------    -----------
INVESTMENT INCOME:
    Interest income                           $95,442        $16,096           $9,876         $1,966         $139,965
                                              -------        -------           ------         ------         --------

EXPENSES:
    Investment advisory fees                     7,330          1,345           1,304             166          10,821
    Administration fees                          1,638            277             269              34           2,511
    Transfer agent fees and expenses               172            112              24              17             900
    Custody fees                                   157             18              20              15             329
    Fund accounting fees                           123             24              43              21             168
    Service organization fees                       --            231             272              20           4,469
    Federal and state registration fees             30             17              11               6             172
    Professional fees                               20             16              20              22              16
    12b-1 fees                                      14             68              --               1           1,816
    Reports to shareholders                         10             28               5              11             129
    Directors' fees and expenses                     4              3               3               3               3
    Other                                           21              4               3               3              29
                                               -------        -------           ------         ------         --------

    Total expenses before waiver                 9,519          2,143           1,974             319          21,363
       Less:  Waiver of fees                    (3,340)           (71)             --             (60)           (213)
                                               -------        -------           ------         ------         --------

       Net Expenses                              6,179          2,072           1,974             259          21,150
                                               -------        -------           ------         ------         --------

NET INVESTMENT INCOME                           89,263         14,024           7,902           1,707          118,815
                                               -------        -------          ------          ------         --------
REALIZED LOSS:
    Realized loss on investments                (4,999)        (1,790)             --              --               --
    Increase from payments by affiliates         4,999          1,790              --              --               --
                                               -------        -------          ------          ------         --------

NET INCREASE IN NET ASSETS                     $89,263        $14,024          $7,902          $1,707         $118,815
                                               =======        =======         =======          ======        =========

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                        INSTITUTIONAL                                          TAX-EXEMPT
                                                     MONEY MARKET FUND        MONEY MARKET FUND            MONEY MARKET FUND
                                                     -----------------        -----------------            -----------------
                                              Six Months                  Six Months                 Six Months
                                                ended           Year         ended         Year         ended        Year
                                           April 30, 2001      ended    April 30, 2001     ended   April 30, 2001    ended
                                             (Unaudited)  Oct. 31, 2000  (Unaudited)  Oct. 31, 2000 (Unaudited)  Oct. 31, 2000
                                           -------------- ------------- -------------- ------------ ------------- ------------
OPERATIONS:
   Net investment income                      $ 89,263     $ 141,197      $ 14,024      $ 10,768     $ 7,902    $   5,579
                                             ---------     ---------     ---------      --------     -------    ---------
   Net increase in net assets
     resulting from
     operations                                 89,263       141,197        14,024        10,768       7,902        5,579
                                             ---------     ---------     ---------      --------     -------    ---------

CAPITAL SHARE
   TRANSACTIONS:
   Shares sold                               3,083,473     5,645,519     1,847,356     1,509,160     607,493      279,958
   Shares issued in
     connection with
     the acquisition of the
     Stellar/Mercantile Fund assets               --            --         286,973          --       338,045         --
   Shares issued to
     owners in reinvestment
     of dividends                                3,168         6,397         4,960         9,929       2,066        1,307
   Shares redeemed                          (3,080,240)   (5,010,147)   (1,868,761)   (1,630,693)   (490,877)    (249,323)
                                             ---------     ---------     ---------      --------     -------    ---------
   Net increase (decrease)
     in net assets resulting from
     capital share transactions                  6,401       641,769       270,528      (111,604)    456,727       31,942
                                             ---------     ---------     ---------      --------     -------    ---------

DIVIDENDS PAID FROM:
   Net investment income(1):
     Series A                                     --            --         (13,835)      (10,768)     (2,705)      (5,579)
     Series Institutional                      (89,263)     (141,197)         --            --        (5,182)        --
                                             ---------     ---------     ---------      --------     -------    ---------

                                               (89,263)     (141,197)      (13,835)      (10,768)     (7,887)      (5,579)
                                             ---------     ---------     ---------      --------     -------    ---------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                 6,401       641,769       270,717      (111,604)    456,742       31,942
                                             ---------     ---------     ---------      --------     -------    ---------

NET ASSETS:
   Beginning of period                       2,998,020     2,356,251       171,877       283,481     185,131      153,189
                                             ---------     ---------     ---------      --------     -------    ---------

End of period                              $ 3,004,421   $ 2,998,020     $ 442,594     $ 171,877   $ 641,873  $   185,131
                                           ===========   ===========     =========     =========   =========  ===========


(1) For the Tax-Exempt Money Market Fund substantially all distributions from net investment income are exempt from federal income tax.

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS


      U.S. GOVERNMENT                     U.S. TREASURY
    MONEY MARKET FUND                  MONEY MARKET FUND
    -----------------                  ------------------
   Six months                      Six months
     ended          Year            ended         Eleven months
 April 30, 2001    ended         April 30, 2001      ended
  (Unaudited)   Oct. 31, 2000      (Unaudited)    Oct. 31, 2000
  ----------    -------------      -----------    -------------

  $ 1,707          $ 4,779         $ 118,815          $ 166,245
---------         --------         ---------          ---------


    1,707            4,779           118,815            166,245
---------         --------         ---------          ---------



  196,278          332,922         5,979,700         10,326,219



     --               --             292,649           --


      359            1,074            56,267             53,582
 (184,711)        (482,550)       (5,353,074)        (8,884,747)
---------         --------         ---------          ---------


   11,926         (148,554)          975,542          1,495,054
---------         --------         ---------          ---------



     (296)          (4,779)          (58,576)           (71,037)
   (1,411)            --             (60,239)           (95,208)
---------         --------         ---------          ---------

   (1,707)          (4,779)         (118,815)          (166,245)
---------         --------         ---------          ---------


   11,926         (148,554)          975,542          1,495,054
---------         --------         ---------          ---------

   60,461          209,015         4,310,941          2,815,887
---------         --------         ---------          ---------


$  72,387         $ 60,461       $ 5,286,483        $ 4,310,941
=========        =========       ===========        ===========


                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS
FINANCIAL HIGHLIGHTS
RETAIL A SHARE

PER SHARE DATA
                                                                        Net
                                  Net Asset               Dividends    Asset
                                    Value,       Net       from Net    Value,
                                  Beginning   Investment  Investment  End of
                                  of Period    Income6      Income    Period

----------------------------------------------------------------------------
MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996         $1.00      $0.05       $(0.05)     $1.00
----------------------------------------------------------------------------
Year Ended October 31, 1997          1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 1998          1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 1999          1.00       0.04        (0.04)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 2000          1.00       0.06        (0.06)      1.00
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                       1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996          1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 1997          1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 1998          1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 1999          1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 2000          1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                       1.00       0.02        (0.02)      1.00
----------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996          1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 1997          1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 1998          1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 1999          1.00       0.04        (0.04)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 2000          1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                       1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
----------------------------------------------------------------------------
Year Ended November 30, 1996         1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended November 30, 1997         1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended November 30, 1998         1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended November 30, 1999         1.00       0.04        (0.04)      1.00
----------------------------------------------------------------------------
Period Ended October 31, 20009       1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                       1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------

                          Supplemental Data and Ratios
      -------------------------------------------------------------------
                                                           Ratio of
                                                              Net
                                               Ratio of   Investment
                                  Net Assets, Net Expenses  Income
                                     End of    to Average  to Average   Total
                                 Period (000s) Net Assets  Net Assets  Return
----------------------------------------------------------------------------
MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996          $224,036    0.60%1     4.94%     5.06%
----------------------------------------------------------------------------
Year Ended October 31, 1997           261,017    0.60%1     4.98%     5.12%
----------------------------------------------------------------------------
Year Ended October 31, 1998           289,088    0.60%1     5.05%     5.16%
----------------------------------------------------------------------------
Year Ended October 31, 1999           283,481    0.72%1     4.44%     4.52%
----------------------------------------------------------------------------
Year Ended October 31, 2000           171,877    0.75%1     5.48%     5.65%
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                        442,594  0.76%1,8    5.08%8    2.64%7
----------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996            79,328    0.60%2     3.09%     3.13%
----------------------------------------------------------------------------
Year Ended October 31, 1997           108,639    0.60%2     3.06%     3.12%
----------------------------------------------------------------------------
Year Ended October 31, 1998           122,451    0.60%2     3.02%     3.04%
----------------------------------------------------------------------------
Year Ended October 31, 1999           153,189    0.71%2     2.51%     2.53%
----------------------------------------------------------------------------
Year Ended October 31, 2000           185,131     0.72%     3.32%     3.35%
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                        188,937    0.74%8    2.95%8    1.56%7
----------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996           198,334    0.60%3     4.84%     4.96%
----------------------------------------------------------------------------
Year Ended October 31, 1997           198,592    0.60%3     4.83%     4.99%
----------------------------------------------------------------------------
Year Ended October 31, 1998           233,176    0.60%3     4.90%     4.97%
----------------------------------------------------------------------------
Year Ended October 31, 1999           209,015    0.68%3     4.30%     4.37%
----------------------------------------------------------------------------
Year Ended October 31, 2000            60,461    0.72%3     5.12%     5.46%
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                         12,799  0.79%3,8    5.05%8    2.58%7
----------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
----------------------------------------------------------------------------
Year Ended November 30, 1996          829,259    0.70%4     4.69%     4.80%
----------------------------------------------------------------------------
Year Ended November 30, 1997          469,400    0.73%4     4.73%     4.85%
----------------------------------------------------------------------------
Year Ended November 30, 1998          542,430    0.88%4     4.58%     4.69%
----------------------------------------------------------------------------
Year Ended November 30, 1999        1,049,641    0.92%4     3.98%     4.02%
----------------------------------------------------------------------------
Period Ended October 31, 20009      2,284,168  0.99%4,8    4.98%8     5.04%
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                      2,501,365  0.95%4,8    4.84%8    2.45%7
----------------------------------------------------------------------------

1 Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.79%, 0.97%, 0.85%, 0.86%, 0.84%, 0.81%, respectively.

2 Without fees waived, ratios of net expenses to average net assets for the fiscal years ended October 31, 1999, 1998, 1997, 1996 would have been 0.73%, 0.75%, 0.75%, 0.78%, respectively.

3 Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.97%, 0.83%, 0.69%, 0.71%, 0.70%, 0.71%, respectively.

4 Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000 and the fiscal years ended November 30, 1999, 1998, 1997, 1996 would have been 0.96%, 1.09%, 1.08%,
  1.08%, 0.93%, 0.90%, respectively.

6 For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from federal income tax.

7 Not annualized.

8 Annualized.

9 Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARE

PER SHARE DATA

                                                                        Net
                                  Net Asset               Dividends    Asset
                                    Value,       Net       from Net    Value,
                                  Beginning   Investment  Investment  End of
                                  of Period    Income8      Income    Period
----------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996         $1.00      $0.05       $(0.05)     $1.00
----------------------------------------------------------------------------
Year Ended October 31, 1997          1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 1998          1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 1999          1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended October 31, 2000          1.00       0.06        (0.06)      1.00
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                       1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET
----------------------------------------------------------------------------
November 27, 20009 to April 30, 2001
   (unaudited)                       1.00       0.01        (0.01)      1.00
----------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
----------------------------------------------------------------------------
November 27, 20009 to April 30, 2001
   (unaudited)                       1.00       0.02        (0.02)      1.00
----------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
----------------------------------------------------------------------------
Period Ended November 30, 19977      1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------
Year Ended November 30, 1998         1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Year Ended November 30, 1999         1.00       0.04        (0.04)      1.00
----------------------------------------------------------------------------
Period Ended October 31, 20004       1.00       0.05        (0.05)      1.00
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                       1.00       0.03        (0.03)      1.00
----------------------------------------------------------------------------

                          Supplemental Data and Ratios
      -------------------------------------------------------------------
                                                           Ratio of
                                                              Net
                                               Ratio of   Investment
                                  Net Assets,Net Expenses   Income
                                     End of   to Average  to Average   Total
                                 Period (000s)Net Assets  Net Assets  Return
----------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
----------------------------------------------------------------------------
Year Ended October 31, 1996        $  750,051    0.35%1     5.19%     5.32%
----------------------------------------------------------------------------
Year Ended October 31, 1997         1,201,341    0.35%1     5.23%     5.38%
----------------------------------------------------------------------------
Year Ended October 31, 1998         1,623,970    0.35%1     5.30%     5.41%
----------------------------------------------------------------------------
Year Ended October 31, 1999         2,356,251    0.38%1     4.76%     4.85%
----------------------------------------------------------------------------
Year Ended October 31, 2000         2,998,020    0.39%1     5.92%     6.05%
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                      3,004,421  0.39%1,5    5.62%5    2.85%6
----------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET
----------------------------------------------------------------------------
November 27, 20009 to April 30, 2001
   (unaudited)                        452,936    0.76%5    2.99%5    1.29%6
----------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET
----------------------------------------------------------------------------
November 27, 20009 to April 30, 2001
   (unaudited)                         59,588  0.79%2,5    5.03%5    2.16%6
----------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
----------------------------------------------------------------------------
Period Ended November 30, 19977       659,296  0.72%3,5    4.87%5     4.85%
----------------------------------------------------------------------------
Year Ended November 30, 1998        1,123,144    0.73%3     4.73%     4.69%
----------------------------------------------------------------------------
Year Ended November 30, 1999        1,766,246    0.77%3     4.13%     4.02%
----------------------------------------------------------------------------
Period Ended October 31, 20004      2,026,773  0.84%3,5    5.13%5     5.04%
----------------------------------------------------------------------------
Six Months Ended April 30, 2001
   (unaudited)                      2,785,118  0.80%3,5    4.91%5    2.53%6
----------------------------------------------------------------------------

1 Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2001 and for the fiscal years ended October 31, 2000, 1999, 1998, 1997, 1996 would have been 0.60%, 0.62%, 0.62%, 0.64%, 0.66%,
   0.64%, respectively.

2 Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 0.97%.

3 Without fees waived, ratios of net expenses to average net assets for the periods ended April 30, 2001 and October 31, 2000, for the fiscal years ended November 30, 1999 and 1998 and for the period ended November 30, 1997 would have been 0.81%, 0.94%, 0.93%, 0.93%, 0.92%, respectively.

4 Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.

5  Annualized.

6  Not annualized.

7 Reflects operations for the period from March 25, 1997 (date of initial public investment) to November 30, 1997.

8 For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from federal income tax.

9  Commencement of operations.

10 Without fees waived, the ratio of net expenses to average net assets for the period ended April 30, 2001 would have been 0.86%.

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           COMMERCIAL PAPER  79.3%
           BANKING - DOMESTIC  5.0%
           Kittyhawk Funding
            (Guarantor: BankAmerica):
 $ 50,000    4.51%, 5/16/01 (A)                      $  49,907
   50,000    4.47%, 9/20/01 (A)                         49,118
           Variable Funding Capital
            (Guarantor: First Union),
   50,000    4.97%, 5/04/01 (A)                         49,979
                                                   -----------
                                                       149,004
                                                   -----------

           BANKING - FOREIGN  10.4%
           Deutsche Bank Financial, Inc.:
   80,000    5.20%, 5/02/01                             79,988
   35,000    5.01%, 8/24/01                             34,440
           Dresdner US Finance, Inc.,
   50,000    5.23%, 5/16/01                             49,891
           Pemex Capital (LOC Barclays PLC):
   50,000    4.51%, 5/10/01                             49,944
   50,000    4.35%, 6/25/01                             49,670
           UBS Finance (Delaware), Inc.,
   50,000    5.21%, 6/08/01                             49,725
                                                   -----------
                                                       313,658
                                                   -----------

           BASIC INDUSTRY  6.7%
           Anheuser Busch Company,
   34,180    4.88%, 5/15/01                             34,115
           National Rural Utilities CFC:
   80,000    4.45%, 5/15/01                             79,842
   40,000    4.80%, 7/20/01                             40,000
           Wal-Mart Stores, Inc.,
   48,729    4.43%, 5/01/01                             48,729
                                                   -----------
                                                       202,686
                                                   -----------

           CAPTIVE FINANCE  10.1%
           American Express Credit Company,
   50,000    5.03%, 5/10/01                             49,937
           Caterpillar Finance, Inc.:
   50,000    4.89%, 5/21/01                             49,864
   43,800    5.12%, 6/13/01                             43,532
           Ford Motor Credit Company,
   40,000    5.01%, 5/03/01                             39,989
           MetLife Funding Corporation,
   50,383    5.21%, 5/17/01                             50,266
           Prudential Funding Corporation:
   30,000    5.37%, 6/25/01                             29,754
   40,000    4.85%, 6/29/01                             39,682
                                                   -----------
                                                       303,024
                                                   -----------

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           COMMERCIAL FUNDING CORPORATIONS  25.9%
           Asset Securitization Coop Corporation:
 $120,000    4.47%, 5/16/01 (A)                       $119,777
   50,000    5.20%, 5/07/01 (A)                         49,957
           Corporate Asset Funding Co., Inc.,
   50,000    5.23%, 5/11/01 (A)                         49,927
           Edison Asset Securitization, LLC
             (10% GE Capital),
   50,000    4.98%, 5/18/01 (A)                         49,882
           Fleet Funding Corporation,
  110,518    4.40%, 5/25/01 (A)                        110,194
           Jupiter Securitization Corporation:
   50,000    4.98%, 5/10/01 (A)                         49,938
   50,000    4.55%, 5/15/01 (A)                         49,912
           Moat Funding, LLC (28% JP Morgan
             Chase Manhattan Bank):
   50,000    4.86%, 6/13/01 (A)                         49,710
   60,000    4.30%, 7/09/01 (A)                         59,506
           Pooled Accounts Receivable Capital
             (35% MBIA):
   40,927    4.48%, 5/16/01 (A)                         40,851
   50,000    4.46%, 5/21/01 (A)                         49,876
           Quincy Capital Corporation,
   50,000    4.99%, 5/11/01 (A)                         49,930
           Receivables Capital Corporation,
   50,000    4.98%, 5/11/01 (A)                         49,930
                                                   -----------
                                                       779,390
                                                   -----------

           DOMESTIC BRANCH OF A FOREIGN BANK  1.5%
           Louis Dreyfus (LOC Bank of Montreal
             Chicago),
   45,500    4.45%, 5/16/01                             45,416
                                                   -----------

           FINANCE - SERVICES  7.3%
           Goldman Sachs Group, L.P.,
   50,000    4.42%, 5/18/01                             49,896
           Morgan Stanley Dean Witter,
   50,000    5.04%, 8/10/01                             49,293
           Salomon Smith Barney:
   50,000    5.00%, 5/11/01                             49,931
   70,000    4.46%, 5/15/01                             69,878
                                                   -----------
                                                       218,998
                                                   -----------

           FOREIGN FUNDING CORPORATIONS  3.0%
           Four Winds Funding (26% Commerz Bank),
   50,000    5.02%, 5/07/01 (A)                         49,958
           Sigma Finance,
   40,000    4.53%, 9/20/01 (A)                         39,298
                                                   -----------
                                                        89,256
                                                   -----------

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           RETAIL FUNDING CORPORATIONS  9.4%
           Bishops Gate Residential Funding:
 $ 50,000    5.00%, 5/04/01                        $    49,979
   50,000    5.00%, 5/10/01                             49,939
           MBNA Master Credit Card
            (Emerald Certificates):
   50,000    4.34%, 7/12/01 (A)                         49,570
   50,000    4.24%, 7/25/01 (A)                         49,499
           Providian Master Trust:
   34,257    4.31%, 6/25/01 (A)                         34,031
   49,335    4.30%, 6/29/01 (A)                         48,987
                                                   -----------
                                                       282,005
                                                   -----------

           Total Commercial Paper                    2,383,437
                                                   -----------

           CORPORATE OBLIGATIONS  4.8%
           FOREIGN FUNDING CORPORATION  1.7%
           Sigma Finance,
   50,000    4.75%, 4/25/02 (A)                         50,000
                                                   -----------

           INSURANCE (FUNDING AGREEMENTS)  3.1%
           Travelers Insurance Company:
   43,000    4.93%, 6/29/01 (B)(C)                      43,000
   50,000    5.43%, 2/20/02 (B)(C)                      50,000
                                                   -----------
                                                        93,000
                                                   -----------

           Total Corporation Obligations               143,000
                                                   -----------

           CERTIFICATES OF DEPOSIT  5.0%
           Bayerische Landesbank NY,
   50,000    4.52%, 5/04/01                             50,000
           Rabobank Nederland,
  100,000    4.78%, 3/11/02                            100,180
                                                   -----------

           Total Certificates of Deposit               150,180
                                                   -----------


Number of Shares                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                 ---------------

           INVESTMENT COMPANY  11.2%
  337,532  First American Prime Obligations Fund   $   337,532
                                                   -----------

           Total Investment Company                    337,532
                                                   -----------

           Total Investments  100.3%                 3,014,149
                                                   -----------

           Liabilities, less Other Assets  (0.3)%       (9,728)
                                                   -----------

           NET ASSETS  100.0%                       $3,004,421
                                                   ===========


            (A) Security sold within the terms of a private placement
                memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
            (B) Variable Rate Security - the rate reported on the Schedule of
                Investments is the rate in effect as of 4/30/01. The date shown is the next reset date.
            (C) Private Placement Securities considered illiquid investments under guidelines established by the Board of Directors.

            LLC - Limited Liability Corporation
            LOC - Letter of Credit
            MBIA - Municipal Bond Insurance Association

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           COMMERCIAL PAPER  78.1%
           BANKING - DOMESTIC  5.6%
           Kittyhawk Funding
            (Guarantor: BankAmerica),
  $15,000    4.47%, 9/20/01 (A)                      $  14,735
           Variable Funding Capital
            (Guarantor: First Union),
   10,000    4.97%, 5/04/01 (A)                          9,996
                                                   -----------
                                                        24,731
                                                   -----------

           BANKING - FOREIGN  2.2%
           Dresdner US Finance, Inc.,
   10,000    5.26%, 7/06/01                              9,904
                                                   -----------

           BASIC INDUSTRY  5.9%
           McGraw-Hill Cos., Inc.,
    8,000    5.23%, 5/01/01                              8,000
           National Rural Utilities CFC:
    8,000    4.43%, 5/15/01                              7,986
   10,100    5.19%, 5/24/01                             10,067
                                                   -----------
                                                        26,053
                                                   -----------

           CAPTIVE FINANCE  10.2%
           American Express Credit Company,
   10,000    5.03%, 5/10/01                              9,987
           Ford Motor Credit Company,
   20,000    4.98%, 5/03/01                             19,995
           MetLife Funding Corporation:
    5,221    5.20%, 5/15/01                              5,210
   10,000    5.21%, 5/17/01                              9,977
                                                   -----------
                                                        45,169
                                                   -----------

           COMMERCIAL FUNDING CORPORATIONS  29.3%
           Asset Securitization Coop Corporation,
   15,000    4.30%, 6/13/01 (A)                         14,923
           Corporate Asset Funding Co., Inc.,
    6,000    5.23%, 5/05/01 (A)                          5,994
           Edison Asset Securitization, LLC,
             (10% GE Capital):
    8,000    4.47%, 5/17/01                              7,984
   10,000    4.93%, 6/07/01 (A)                          9,949
           Fleet Funding Corporation,
   18,000    4.40%, 5/25/01 (A)                         17,947
           Foreign Winds Funding Corporation,
             (26% Commerz Bank)
   15,000    4.95%, 5/09/01 (A)                         14,984
           Jupiter Securitization Corporation,
   10,000    5.00%, 5/04/01 (A)                          9,996
           Moat Funding LLC: (28% JP Morgan Chase
             Manhattan Bank):
   10,000    4.86%, 6/13/01 (A)                          9,942
    8,000    4.12%, 10/18/01                             7,844
           Pooled Accounts Receivable Capital
             (35% MBIA),
   10,000    4.48%, 5/16/01 (A)                          9,982
           Quincy Capital Corporation,
   20,000    4.96%, 5/10/01 (A)                         19,975
                                                   -----------
                                                       129,520
                                                   -----------

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           DIVERSIFIED FINANCE  5.6%
           General Electric Capital Corporation,
  $15,000    4.95%, 5/09/01                          $  14,984
           International Lease Financial Corporation,
   10,000    5.33%, 5/16/01                              9,977
                                                   -----------
                                                        24,961
                                                   -----------

           FINANCE - SERVICES  11.5%
           Goldman Sachs Group, L.P.:
    8,000    4.45%, 5/17/01                              7,984
   10,000    4.42%, 5/18/01                              9,979
           Merrill Lynch & Company, Inc.,
   15,000    4.93%, 5/11/01                             14,979
           Salomon Smith Barney:
   10,000    4.45%, 5/11/01                              9,988
    8,000    4.46%, 5/15/01                              7,986
                                                   -----------
                                                        50,916
                                                   -----------

           FOREIGN FUNDING CORPORATIONS  4.4%
           Sigma Finance:
   10,000    4.53%, 9/20/01 (A)                          9,824
   10,000    4.42%, 10/04/01 (A)                         9,809
                                                   -----------
                                                        19,633
                                                   -----------

           RETAIL FUNDING CORPORATION  3.4%
           MBNA Master Credit Card (Emerald
             Certificates),
   15,000    4.90%, 6/07/01 (A)                         14,924
                                                   -----------

           Total Commercial Paper                      345,811
                                                   -----------

           CORPORATE OBLIGATIONS  5.0%
           FOREIGN FUNDING CORPORATION  3.4%
           K2 USA LLC,
   15,000    4.60%, 3/28/02 (A)                         15,000
                                                   -----------

           INSURANCE (FUNDING AGREEMENTS)  1.6%
           Travelers Insurance Company,
    7,000    4.93%, 6/29/01 (B)(C)                       7,000
                                                   -----------

           Total Corporate Obligations                  22,000
                                                   -----------

           CERTIFICATES OF DEPOSIT  6.8%
           BANKING - DOMESTIC  4.5%
           LaSalle National Bank,
   20,000    4.68%, 7/05/01                             20,000
                                                   -----------

           DOMESTIC BRANCH OF A FOREIGN BANK  2.3%
           Bank of Scotland,
   10,000    4.90%, 5/31/01                             10,000
                                                   -----------

           Total Certificates of Deposit                30,000
                                                   -----------

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Number of Shares                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           INVESTMENT COMPANY  9.4%
   41,533  First American Prime Obligations Fund     $  41,533
                                                   -----------

           Total Investment Company                     41,533
                                                   -----------

           Total Investments   99.3%                   439,344
                                                   -----------

           Other Assets, less Liabilities  0.7%          3,250
                                                   -----------

           NET ASSETS  100.0%                         $442,594
                                                   ===========

            (A) Security sold within the terms of a private placement
                memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
            (B) Variable Rate Security - the rate reported on the Schedule of
                Investments is the rate in effect as of 4/30/01. The date shown is the next reset date.
            (C) Private Placement Securities considered illiquid investments under guidelines established by the Board of Directors.

            LLC - Limited Liability Corporation
            MBIA - Municipal Bond Insurance Association

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           MUNICIPAL BONDS  96.4%
           ALASKA  0.7%
           Valdez, Marine Term Revenue
  $ 4,500    (GTY: Atlantic Richfield), 4.30%,
             5/01/31*#                               $   4,500
                                                   -----------

           ARIZONA  1.6%
           Arizona School District Tax Anticipation
             Financing Program, Partipation Certificate,
    5,000    (INS: AMBAC) 4.88%, 7/31/01                 5,020
           Arizona State Transportaion Board,
    5,000    Highway Revenue, 6.45%,
              Prerefunded 7/01/01                        5,101
                                                   -----------
                                                        10,121
                                                   -----------

           COLORADO  1.9%
           Denver City & County, GO,
    2,500    6.50%, Prerefunded 8/01/01                  2,538
           Jefferson County, GO,
    5,000    School District, 5.00%, 6/27/01             5,005
           Smith Creek Metropolitan District,
             Revenue Bond, (LOC: Bank of America)
    4,600    4.05%, 10/01/35*#                           4,600
                                                   -----------
                                                        12,143
                                                   -----------

           FLORIDA  1.8%
           Florida Housing Finance Agency,
             Carlton Multifamily, (LOC: KBC Bank)
    3,000    4.05%, 12/01/08*#                           3,000
           Florida State, Educational Capital Outlay,
    2,000    6.75%, Prerefunded 6/01/01                  2,026
           Putnam County, Development Authority:
    5,285    Seminole Electric, H-1,
             (GTY: CFC) 4.05%, 3/15/14*#                 5,285
    1,160    Seminole Electric, H-2,
             (GTY: CFC) 4.05%, 3/15/14*#                 1,160
                                                   -----------
                                                        11,471
                                                   -----------
           HAWAII  1.2%
           Honolulu City & County, GO,
    3,000    Series A, 6.30%, Escrowed to
             Maturity 8/01/01                            3,021
           State of Hawaii, GO,
    4,570    5.63%, 1/01/02                              4,643
                                                   -----------
                                                         7,664
                                                   -----------

           ILLINOIS  25.8%
           ABN AMRO Munitops Certificates Trust:
   10,000    Series 1998-3, 4.82%, 4/05/06*#            10,000
           Berwyn Illinois, MacNeal Memorial Hospital
             Association, (INS: AMBAC) 7.00%,
    6,515    Prerefunded 6/01/01                         6,659
           Central Lake County Water Agency,
             (INS: MBIA)
   15,000    7.00%, Prerefunded 5/01/01                 15,300
           Chicago, Gas Supply Revenue,
   15,000    (GTY: Peoples Gas & Light) 4.32%,
             3/01/30*#                                  15,000

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           ILLINOIS  25.8% (CONT.)
           Chicago, O'Hare International Airport,
             American Airlines, (LOC: Credit Suisse)
  $ 6,500    4.40%, 12/01/17*#                       $   6,500
           Cook County, GO, (LOC: FHLB)
    3,700    4.30%, 5/01/20*#                            3,700
           Du Page County, GO,
    3,290    Jail Project, 6.50%, Prerefunded 1/01/02    3,425
           Illinois Development Finance Authority,
             Aurora Central Catholic High School,
    3,700    (LOC: Northern Trust)  4.30%, 4/01/24*#     3,700
           Illinois Development Finance Authority,
             Chicago Symphony, (LOC: Bank of America)
    4,500    4.25%, 6/01/31*#                            4,500
           Illinois Development Finance Authority,
             Lake Forest Academy, (LOC: Northern Trust)
    4,255    4.30%, 12/01/24*#                           4,255
           Illinois Development Finance Authority:
             Loyola Academy, Series A,
             (LOC: Northern Trust)
    3,000    4.25%, 10/01/27*#                           3,000
    4,000    Loyola Academy, (LOC: Bank One) 4.30%,
             10/01/31*#                                  4,000
           Illinois Development Finance Authority,
             Newberry Library, (LOC: Northern Trust)
    2,500    4.25%, 3/01/28*#                            2,500
           Illinois Development Finance Authority,
             Presbyterian
   28,000     Home Lake-A, (INS: FSA) 4.30%, 9/01/31*#  28,000
           Illinois Development Finance Authority,
    4,800    Rest Haven, (LOC: FHLB) 4.30%, 1/01/27*#    4,800
           Illinois Development Finance Authority,
             St. Ignatius College Prep,
             (LOC: Northern Trust)
    6,000    4.30%, 6/01/24*#                            6,000
           Illinois Development Finance Authority,
             St. Paul's House, (LOC: LaSalle
             National Bank)
    4,605    4.30%, 2/01/25*#                            4,605
           Illinois Development Finance Authority,
             St. Xavier
    2,005    University, (LOC: Bank One) 4.30%,
             10/01/12*#                                  2,005
           Illinois Education Facilities Authority,
             Chicago Zoological Society, (LOC: Chase)
    2,000    4.30%, 12/15/25*#                           2,000
           Illinois Health Facilities Authority,
             Gottlieb Health ,
    2,900    (LOC: Hams Trust) 4.25%, 11/15/25*#         2,900
           Illinois Health Facilities Authority,
    4,150    Servantcor, Series A, 8.00%,
             Prerefunded 8/15/01                         4,274
           Illinois Health Facilities Authority,
             Southern Illinois Healthcare Enterprises,
    2,400    (INS: MBIA) 4.10%, 3/01/21*#                2,400
           Illinois State, GO,
    2,350    6.60%, Prerefunded 6/01/01                  2,401
           Illinois State, Sales Tax Revenue,
    6,200    Series N, 7.00%, Prerefunded 6/15/01        6,344
           Lake County, Adlai E. Stevenson
             School District,
    1,265    3.35%, 1/01/02                              1,265

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                 ----------------

           ILLINOIS  25.8% (CONT.)
           Lake County, Community High School District,
  $ 1,350    (GTY: Atlantic Richfield), 9.00%,
             12/01/01                                $   1,384
           Macon County, Millikin University,
    4,400    (INS: AMBAC) 4.25%, 10/01/28*#              4,400
           Orland Hills, Multi-Family,
    2,470    (LOC: LaSalle National Bank) 4.30%,
             12/01/04*#                                  2,470
           Schaumburg Multifamily Housing Revenue,
             The Tree House Venture II, (GTY: FNMA)
    5,000    4.20%, 12/15/29*#                           5,000
           South Barrington, Cook County, GO,
    3,000     (LOC: Hams Trust) 4.25%, 12/01/27*#        3,000
                                                   -----------
                                                       165,787
                                                   -----------

           INDIANA  1.3%
           Indiana State Development Finance Authority,
             Educational Facilities, (LOC: Bank One)
    2,400    4.30%, 8/01/31*#                            2,400
           Delaware County, Indiana, Hospital Authority,
    6,000    Ball Memorial Hospital, 6.63%,
             Prerefunded 8/01/01                         6,169
                                                   -----------
                                                         8,569
                                                   -----------

           KENTUCKY  1.3%
           Mason County, Kentucky, Pollution Control,
    6,400    (GTY: CFC) 4.05%, 10/15/14*#                6,400
           Mason County, Kentucky, Pollution Control,
    1,900    Series 1984B, (GTY: CFC) 4.05%,
             10/15/14*#                                  1,900
                                                   -----------
                                                         8,300
                                                   -----------

           LOUISIANA  3.0%
           Delhi Industrial Development Revenue,
    8,000    (GTY: Alcoa) 4.05%, 12/01/12*#              8,000
           Louisiana State, GO, (INS: FGIC)
    4,500    6.00%, 8/01/01                              4,519
           St. Charles Parish, Pollution Control,
    7,000    Shell Oil Company, 4.40%, 10/01/25*#        7,000
                                                   -----------
                                                        19,519
                                                   -----------

           MASSACHUSETTS  5.5%
   25,000  Massachusetts State, Series C, 4.05%,
             1/01/21*#                                  25,000
           Massachusetts State Health &
             Educational Facilities,
             Fallon Healthcare, (INS: FSA) 6.75%,
             6/01/20,
   10,000    Prerefunded 6/01/01                        10,219
                                                   -----------
                                                        35,219
                                                   -----------

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           MICHIGAN  4.3%
           Iron Mountain City School District,
            (INS: AMBAC)
  $ 1,700    6.30%, Prerefunded 5/01/01              $   1,726
           Michigan State Building Authority,
            (INS: AMBAC)
    3,900    Series II, 6.00%, Prerefunded 10/01/01      3,926
           Michigan State, Hospital Finance Authority,
    4,355    Daughters Charity, 7.00%,
             Prerefunded 11/01/01                        4,514
           Michigan State, Hospital Finance Authority,
             (LOC: National City) Hospital Equipment
   15,000    Program A, 4.15%, 12/01/23*#               15,000
           Michigan State, Hospital Finance Authority,
    2,250    Mercy Mount Clemens, 6.00%,
             Prerefunded 5/15/01                         2,251
                                                   -----------
                                                        27,417
                                                   -----------

           MINNESOTA  1.5%
           Minneapolis Community Development Agency,
    4,850    Northern States Power, 4.45%, 3/01/11*#     4,850
           Minnesota State Higher Educational Authority,
    4,745    Bethal College, (LOC: Allied Irish)
             4.30%, 4/01/28*#                            4,745
                                                   -----------
                                                         9,595
                                                   -----------

             NEBRASKA  0.5%
           Omaha, Nebraska Auditorium Facilities
           Corporation,
    3,000    Revenue Bonds, 4.45%, 8/15/01               3,001
                                                   -----------

           NEVADA  1.2%
           ABN AMRO Munitops Certificates Trust:
    6,000    Series 1998-1, 4.42%, 4/05/06*#             6,000
    1,500    Nevada State, 6.00%, 5/01/09,
             Prerefunded 5/01/01                         1,515
                                                   -----------
                                                         7,515
                                                   -----------

           NEW HAMPSHIRE  0.6%
           New Hampshire Higher Education &
            Health Facilities,
    4,000    (INS: AMBAC) Series G, 4.27%,
              12/01/25*#                                 4,000
                                                   -----------

           NEW YORK  0.4%
           New York City, GO,
    2,855    7.75%, Prerefunded 8/15/01                  2,926
                                                   -----------

           NORTH CAROLINA  3.5%
           North Carolina Educational Facilities,
             Var-Bowman Grey School,
             (LOC: Wachovia Bank)
    5,300    4.15%, 9/01/20*#                            5,300
           University of North Carolina -
             Chapel Hill,
   17,500    4.00%, Prerefunded 5/01/01                 17,500
                                                   -----------
                                                        22,800
                                                   -----------

           NORTH DAKOTA  0.4%
           North Dakota Rural Water Financing
             Corporation,
    2,435    (GTY: CDC Funding Corp.) 5.25%,
             1/15/02                                     2,464
                                                   -----------

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           OHIO  10.3%
           Cleveland, Ohio Income Tax Revenue,
  $ 5,815    (INS: AMBAC) 4.15%, 5/15/24*#           $   5,815
           Columbus, Ohio, GO,
    3,000    (LOC: W. Deutsche Landesbank) 4.10%,
             12/01/17*#                                  3,000
           Columbus, Ohio Sewer Revenue,
    1,200    4.20%, 6/01/11*#                            1,200
           Cuyahoga County, Ohio, Cleveland Clinic
    4,295    Hospital Revenue, (LOC: Chase) 4.20%,
             1/01/24*#                                   4,295
    7,205    Hospital Revenue, (LOC: Chase) 4.20%,
             1/01/25*#                                   7,205
           Hamilton County, Ohio Hospital Revenue,
    2,800    (INS: MBIA) 4.10%, 1/01/18*#                2,800
           Ohio State Air Quality Development
             Authority:
             Cincinnati Gas & Electric, Series A,
    4,000    (LOC: Morgan GTY)  4.40%, 12/01/15*#        4,000
             Cincinnati Gas & Electric, Series B,
    7,900    (LOC: Morgan GTY)  4.40%, 12/01/15*#        7,900
           Ohio State Air Quality Development Authority:
             Ohio Edison Project, Series A,
             (LOC: First Union)
    4,800    4.30%, 2/01/14*#                            4,800
             Ohio Edison Project, Series C,
             (LOC: First Union)
    3,150    4.40%, 6/01/23*#                            3,150
           Ohio State Building Authority,
    4,425    Administration Building, 5.50%, 10/01/01    4,467
           Ohio State University General Receipts:
    2,200    Revenue Bonds, 4.00%, 12/01/14*#            2,200
    3,000    Revenue Bonds, 4.05%, 12/01/17*#            3,000
    3,000    Revenue Bonds, 4.05%, 12/01/27*#            3,000
           Salem Ohio Civic Facilities Revenue,
             Community Center Project,
             (LOC: National City)
    9,500    4.35%, 6/01/27*#                            9,500
                                                   -----------
                                                        66,332
                                                   -----------

           OKLAHOMA  1.4%
           Tulsa Industrial Authority Revenue,
    5,000    University of Tulsa, (INS: MBIA)
             4.00%, 10/01/26*#                           5,000
           Tulsa Public Facilities Authority,
    4,000    Ogden Martin Systems, (INS: AMBAC)
             5.15%, 11/01/01                             4,033
                                                   -----------
                                                         9,033
                                                   -----------

           PENNSYLVANIA  3.1%
           Butler County, Hospital Authority Revenue,
             North Hills Passavant Hospital,
             (INS: FSA)
   10,000    7.00%, Prerefunded 6/01/01                10,222
           Philadelphia Water & Sewer Revenue,
             (INS: FSA)
    5,000    7.00%, Prerefunded 8/01/01                 5,133
           Somerset County General Authority,
             Commonwealth Lease, (INS: FGIC)
    2,300    6.25%, Prerefunded 10/15/01                2,331
    2,000  University of Pittsburgh, Pitt
             Asset Notes, 4.00%, 4/04/02                2,014
                                                  -----------
                                                       19,700
                                                  -----------


Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           RHODE ISLAND  2.5%
           Convention Center Authority, Rhode Island,
  $12,000    (INS: MBIA) 6.70%, 5/15/20,
             Prerefunded 5/15/01                     $  12,251
           Rhode Island Depositors Special Oligation,
    4,000    Series A, (INS: MBIA) 7.10%,
             Prerefunded 8/01/01                         4,119
                                                   -----------
                                                        16,370
                                                   -----------

           SOUTH CAROLINA  0.3%
           Pickens & Richland Counties
             Hospital Facilities,
             Baptist Hospital, Series A,
             (INS: AMBAC) 7.00%,
    1,805    Prerefunded 8/01/01                         1,856
                                                   -----------

           TENNESSEE  1.5%
           Memphis, GO, Series A,
    4,200    4.30%, 8/01/04*#                            4,200
           Nashville & Davidson Counties, GO,
    1,225    5.50%, 5/15/01                              1,225
           Rutherford County, Industrial Development,
             Square D Company, (LOC: Societe Generale)
    4,100    4.25%, 4/01/17*#                            4,100
                                                   -----------
                                                         9,525
                                                   -----------

           TEXAS  9.6%
           Austin Texas, Utility Systems, Revenue Bond,
    3,500    6.75%, Prerefunded 5/15/01                  3,574
           Bexar County, Texas, Health Facilities
             Development Corporation, Retirement
             Community,
    7,990    Series B, (LOC: Rabobank)  4.45%,
             7/01/11*#                                   7,990
           Bexar County, Texas, Multi-Family (LOC: West
    1,450    Deutsche Landesbank) 4.15%, 6/01/05*#       1,450
    1,355  Dallas County, Texas, 6.10%, Prerefunded
           8/15/01                                       1,362
           Lower Neches Valley Authority, Industrial
             Development Corporation, (GTY: Exxon Mobil)
   25,000    4.35%, 2/01/31*#                           25,000
           Harris County, Toll Road, Series E,
   10,000    (LOC: Morgan GTY) 4.00%, 8/01/15*#         10,000
           Houston Independent School District,
             (GTY: TXPSF)
    1,000    6.38%, Prerefunded 8/15/01                  1,006
           Mesquite Independent School District,
    2,000    6.60%, Prerefunded 8/15/01                  2,020
           North Central Texas Health Facilities
             Development,
    2,000    6.85%, 5/15/16, Prerefunded 5/15/01         2,042
           Texas Higher Education Authority,
             (INS: FGIC)
    1,830    4.00%, 12/01/25*#                           1,830
           Texas State Tax & Revenue
             Anticipation Notes,
    5,000    5.25%, 8/31/01                              5,015
                                                   -----------
                                                        61,289
                                                   -----------

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           UTAH  0.8%
           Salt Lake City Industrial Development, Parkview
  $ 1,100    Plaza, (LOC: Bank One) 4.05%, 12/01/14*# $  1,100
           Salt Lake County Pollution Control, Service
             Station Holdings, (GTY: British Petroleum)
    2,000    4.35%, 8/01/07*#                            2,000
           Uinitah County Pollution Control Revenue,
    1,855    (INS: MBIA) 10.50%, Prerefunded 6/15/01     1,869
                                                   -----------
                                                         4,969
                                                   -----------

           VIRGINIA  0.2%
    1,000  Fairfax County, GO, 4.25%, 6/01/01            1,001
                                                   -----------

           WASHINGTON  5.8%
           ABN AMRO Munitops Certificates Trust:
    5,000    Series 1999-12, 4.42%, 4/05/06*#            5,000
           Washington State, GO,
    4,000    Series B, 6.70%, Prerefunded 6/01/01        4,013
           Washington State Health Care Facilities
             Authority: Hutchinson Cancer,
             (LOC: Morgan GTY)
    7,600    4.50%, 1/01/23*#                            7,600
             Hutchinson Cancer, Series B,
    3,100    4.50%, 1/01/18*#                            3,100
           Washington State Housing Finance - Community,
             Multifamily Mortgage, (LOC: FHLB)
    6,470    4.00%, 10/01/20*#                           6,470
           Washington State Housing Finance - Community,
             Panorama City Project, (LOC: Keybank)
   11,195    4.70%, 1/01/27*#                           11,195
                                                   -----------
                                                        37,378
                                                   -----------

           WISCONSIN  3.5%
           Northwestern Mutual Life, Tax-Exempt,
       83    Mortgage Certificates 7.57%, 2/15/09*#         83
           Wisconsin State Health & Educational
             Facilities, Marshfield Clinic,
             (LOC: Morgan GTY)
    8,000    4.25%, 6/01/10*#                            8,000
           Wisconsin State Health & Educational
             Facilities, Blood Center,
             (LOC: Marshall & Isley Bank)
    1,900    4.40%, 6/01/19*#                            1,900
           Wisconsin State Health & Educational
             Facilities, Sinai Samaritan,
             (LOC: Marshall & Isley Bank)
    2,405    4.34%, 9/01/19*#                            2,405
           Wisconsin State Health & Educational
             Facilities: St. Lukes Medical Center,
             (INS: MBIA)
    2,000    7.10%, Prerefunded 8/15/01                  2,055
             St. Lukes Medical Center, (INS: MBIA)
    8,150    7.10%, Prerefunded 8/15/01                  8,377
                                                   -----------
                                                        22,820
                                                   -----------

           WYOMING  0.9%
           Platte County, Wyoming, Pollution Control,
    5,600    Tri-State Generation, (GTY: CFC)
             4.65%, 7/01/14*#                            5,600
                                                   -----------

           Total Municipal Bonds                       618,884
                                                   -----------



Number of Shares                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           INVESTMENT COMPANIES  4.2%
   16,490  Financial Square Tax-Exempt Money
            Market Fund                              $  16,490
   10,296  Tax Free Cash Reserves                       10,296
                                                   -----------

           Total Investment Companies                   26,786
                                                   -----------

           Total Investments  100.6%                   645,670
                                                   -----------

           Liabilities, less Other Assets   (0.6)%      (3,797)
                                                   -----------

           NET ASSETS  100.0%                         $641,873
                                                   ===========

           * Variable rate security
           # Stated maturity with option to put

           AMBAC - American Municipal Bond Assurance Corporation
           CFC - National Rural Utilities Cooperative Finance Corporation FGIC - Financial Guaranty Insurance Corporation
           FSA - Financial Security Assistance
           GO - General Obligation
           GTY - Guaranty
           INS - Insured
           LOC - Letter of Credit
           MBIA - Municipal Bond Insurance Association

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           U.S. GOVERNMENT AGENCIES  88.2%
           FEDERAL FARM CREDIT BANK  13.4%
           Federal Farm Credit Bank Discount Notes:
   $2,778    6.04%, 6/01/01                           $  2,764
    2,000    4.75%, 6/07/01                              1,990
    3,000    4.62%, 8/03/01                              2,964
    2,000    4.85%, 8/03/01                              1,975
                                                   -----------
                                                         9,693
                                                   -----------

           FEDERAL HOME LOAN MORTGAGE CORPORATION  47.5%
           Federal Home Loan Mortgage Corporation Discount Notes:
    4,500    4.80%, 5/01/01                              4,500
    5,000    5.29%, 5/04/01                              4,998
    5,000    4.85%, 5/09/01                              4,995
    3,000    5.16%, 5/10/01                              2,996
    4,000    4.91%, 5/16/01                              3,992
    2,000    5.14%, 5/18/01                              1,995
    4,000    4.70%, 5/29/01                              3,985
    4,000    5.06%, 6/15/01                              3,975
    3,000    4.98%, 6/20/01                              2,979
                                                   -----------
                                                        34,415
                                                   -----------

           FEDERAL NATIONAL MORTGAGE ASSN.  25.3%
           Federal National Mortgage Assn. Discount Notes:
    1,500    5.26%, 5/01/01                              1,500
    5,000    5.29%, 5/10/01                              4,995
    6,000    4.36%, 5/24/01                              5,983
    3,500    5.35%, 5/24/01                              3,488
    2,000    5.27%, 5/31/01                              1,991
      350    6.61%, 5/08/02                                357
                                                   -----------
                                                        18,314
                                                   -----------

           OTHER  2.0%
           Tennessee Valley Authority Discount Notes,
    1,478    4.05%, 5/01/02                              1,417
                                                   -----------

           Total U.S. Government Agencies               63,839
                                                   -----------

Number of Shares                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           INVESTMENT COMPANY  12.2%
    8,856  First American Government
            Obligations Fund                          $  8,856
                                                   -----------

           Total Investment Company                      8,856
                                                   -----------

           Total Investments  100.4%                    72,695
                                                   -----------

           Liabilities, less Other Assets  (0.4)%         (308)
                                                   -----------

           NET ASSETS  100.0%                          $72,387
                                                   ===========


                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2001
(UNAUDITED)

Principal Amount                                  Amortized Cost
 (in thousands)                                   (in thousands)
----------------                                  --------------

           U.S. TREASURIES  41.3%
           U.S. TREASURY BILLS  33.6%
 $250,000    5.51%, 5/03/01                       $    249,924
  112,500    5.00%, 5/10/01                            112,359
  200,000    4.92%, 5/17/01                            199,562
  150,000    5.15%, 5/24/01                            149,507
  175,000    5.22%, 6/07/01                            174,061
  200,000    5.12%, 6/14/01                            198,748
  100,000    5.38%, 7/05/01                             99,029
  200,000    4.91%, 7/19/01                            197,843
  100,000    4.93%, 7/26/01                             98,822
  100,000    4.75%, 8/02/01                             98,773
  100,000    4.82%, 8/16/01                             98,566
  100,000    4.43%, 8/23/01                             98,599
                                                   -----------
                                                     1,775,793
                                                   -----------

           U.S. TREASURY NOTES  7.7%
   51,500    5.63%, 5/15/01                             51,484
  150,000    6.50%, 5/31/01                            150,016
    5,000    6.63%, 7/31/01                              5,003
  100,000    6.50%, 8/31/01                            100,474
  100,000    7.50%, 11/15/01                           101,528
                                                   -----------
                                                       408,505
                                                   -----------

           Total U.S. Treasuries                     2,184,298
                                                   -----------

           REPURCHASE AGREEMENTS  49.2%
           ABN AMRO, 4.46%, dated 4/30/01, due 5/01/01,
  550,000    repurchase price $550,068                 550,000
           Goldman Sachs, 4.46%, dated 4/30/01,
  650,000    due 5/01/01, repurchase price $650,081    650,000
           Warburg Dillon Read, 4.50%, dated 4/30/01,
1,400,000    due 5/01/01, repurchase price
             $1,400,175                              1,400,000
                                                   -----------

           Total  Repurchase Agreements              2,600,000
                                                   -----------


   Number
  of Shares                                     Amortized Cost
(in thousands)                                   (in thousands)
--------------                                   --------------

           INVESTMENT COMPANY  9.7%
  512,542  First American Treasury
           Obligations Fund                        $   512,542
                                                   -----------

           Total Investment Company                    512,542
                                                   -----------

           Total Investments  100.2%                 5,296,840
                                                   -----------

           Liabilities, less Other Assets  (0.2)%      (10,357)
                                                   -----------

           NET ASSETS 100.0%                        $5,286,483
                                                    ==========

                     See notes to the financial statements.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS


NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION
   Firstar Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Institutional Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds (the "Funds"), are separate, diversified investment portfolios of the Company. The Institutional Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds commenced operations on March 16, 1988, April 26, 1991, June 27, 1988, August 1, 1988 and April 15, 1989, respectively.

   The Company offers two classes of shares in the Money Market Funds, Series A Shares and Institutional Shares (except that the Institutional Money Market Fund and the Money Market Fund each offer only one class of shares).

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value. Investment companies are valued at net asset value which approximates market value.

b) Repurchase Agreements - It is the policy of the Funds to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards approved or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

c) Federal Income Taxes - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

f) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

g) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the expected life of the respective securities. Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS
   The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO was a subsidiary of U.S. Bancorp, a publicly held bank holding company (see note #6). Pursuant to its Advisory Agreement with the Funds (other than the Ohio Money Market Fund), FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. Pursuant to its Advisory Agreement with the Ohio Money Market Fund, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the Fund's average daily assets. For the six months ended April 30, 2001, FIRMCO voluntarily waived $2,810, $71, $60 and $213 of its advisory fees, in thousands, for the Institutional Money Market, Money Market, U.S. Government Money Market, and U.S. Treasury Money Market Funds, respectively.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

   The Funds may invest in First American Funds, Inc. (FAF), an affiliate of the Company, subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the advisor reimburses each Firstar Fund an amount equal to the investment advisory fee earned by FAF related to such investment.

   On March 6, 2001, FIRMCO reimbursed the Money Market Fund and Institutional Money Market Fund $1,789,873 and $4,998,553, respectively, for losses incurred with the sale of Pacific Gas & Electric Company commercial paper in January.

   Firstar Bank, N.A. serves as custodian and Firstar Mutual Fund Services, LLC serves as transfer agent and accounting services agent for the Funds. Both companies are affiliates of FIRMCO.

   The Company has entered into an Administration Agreement with Firstar Mutual Fund Services, LLC (the "Administrator"), for certain administrative services. Pursuant to the Administration Agreement with the Company, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the six months ended April 30, 2001, $530 of administration fees, in thousands, were voluntarily waived for the Institutional Money Market Fund.

   The Company has entered into a Distribution Agreement with Quasar Distributors, LLC (the "Distributor"), as its agent for the sale and distribution of shares of the Funds. The Distributor is an affiliate of FIRMCO. Pursuant to the Distribution Agreement, the Distributor is entitled to receive a fee, computed daily and payable monthly at the annual rate of .01% (one basis point) of the Fund's average daily net assets.

   Distribution Services Fees - Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), Series A shares of the Funds may pay an amount computed at an annual rate of up to 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares subject to the Plan. Currently, Series A shares of the Money Market Fund and U.S. Treasury Money Market Fund are accruing and paying an amount computed at an annual rate of 0.03% and 0.15% of the average daily net assets.

   Shareholder Services Fees - Under the terms of the Shareholder Services Agreement with Firstar Bank, N.A., the Funds may accrue an annual rate of up to 0.25% of average daily net assets. For the six months ended April 30, 2001, the Institutional Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund incurred, in thousands, expenses of $14, $231, $272, $20 and $4,469, respectively. The fee paid is used to finance certain services for shareholders and to maintain shareholder accounts.

   Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap
Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.

4. AGREEMENT AND PLAN OF REORGANIZATION
   On June 7, 2000, as ratified on July 20, 2000, the Board of Trustees of the Stellar Treasury Fund approved an Agreement and Plan of Reorganization (the "Agreement") providing for the transfer of substantially all of the assets and liabilities of the Fund's portfolio to a corresponding portfolio in Firstar Funds, Inc. ("Firstar Funds") in exchange for shares of a Firstar Fund in a tax-free reorganization. At a special meeting of shareholders of the Firstar Stellar Funds (the Trust) held on November 24, 2000, the shareholders of the Trust's portfolios voted to approve the Agreement. The results of the shareholder meeting are as follows (no shares represented broker non-votes):

FUND                             FOR       AGAINST    ABSTAIN
----                             ---       -------    -------
Treasury                   3,061,140,107  4,974,967  3,276,121

   The reorganization with respect to the above portfolio of the Trust was completed on December 11, 2000.

5. PORTFOLIO MERGERS
   At meetings held on June 16, 2000 and July 13, 2000, the Board of Directors of Firstar Funds, Inc. ("Firstar Funds") approved (i) an Agreement and Plan of Reorganization providing for the acquisition of Mercantile Mutual Funds, Inc. ("Mercantile Funds") by Firstar Funds, (ii) an Agreement and Plan of Reorganization providing for the acquisition of Firstar Stellar Funds ("Stellar Funds") by Firstar Funds, and (iii) an Agreement and Plan of Reorganization providing for the acquisition of Firstar Select Funds ("Select Funds") by Firstar Funds. The Board of Directors and shareholders of Mercantile Funds (other than the Mercantile Conning Money Market Portfolio) and Select Funds and the Board of Trustees and shareholders of Stellar Funds each ratified their applicable agreements.

   On November 27, 2000, certain portfolios of the Firstar Funds, including newly formed shell portfolios (which were organized solely to acquire the assets and continue the business of certain portfolios of Mercantile Funds, Stellar Funds and Select Funds) merged with certain portfolios of Mercantile Funds and Stellar Funds. On December 11, 2000, certain other portfolios of Mercantile Funds (other than the Mercantile Conning Money Market Portfolio), Stellar Funds and Select Funds merged into shell portfolios of Firstar Funds. Below is a table (in thousands) that illustrates the specifics of the mergers related to the funds in these financial statements.


                                                                                        UNREALIZED
                                          VALUE OF         SHARES                         GAIN OF
                                         NET ASSETS       ISSUED TO                       MERGING
                                         TRANSFERRED    SHAREHOLDERS     EFFECTIVE         FUND
  MERGING                FUND            BY MERGING        OF FUND         DATE OF        AT TIME       TAX STATUS      NEW FIRSTAR
FUND NAME             MERGED INTO           FUND         MERGED INTO       MERGER        OF MERGER      OF TRANSFER     FUNDS NAME
----------            -----------        -----------    -------------    ---------       ---------      -----------     ------------

Mercantile Money    Firstar Money         $286,935                       11/27/2000           $-           Non-        Firstar Money
   Market              Market(1)                                                                          taxable         Market

                    Retail A                               286,936

Mercantile Tax-     Firstar Tax-Exempt     110,323                       11/27/2000           -            Non-        Firstar Tax-
   Exempt Money         Money Market(1)                                                                   taxable     Exempt Money
   Market                                                                                                                 Market
                    Retail A                                   166

                    Series Institutional                   110,168

Firstar Stellar     Firstar Tax-Exempt     227,545                       11/27/2000           -            Non-       Firstar Tax-
   Tax-Free         Money Market(1)                                                                       taxable         Exempt
Money Market                                                                                                          Money Market
                    Retail A

Firstar U.S.        Firstar Stellar        133,616         227,560       11/27/2000           -            Non-          Firstar
   Treasury         Treasury(1)                                                                           taxable     U.S. Treasury
   Money Market                                                                                                        Money Market
                    Series Institutional                   133,616


Mercantile          Firstar Stellar        159,014                       11/27/2000           -            Non-        Firstar Tax-
   Treasury         Treasury(1)                                                                           taxable         Exempt
   Money Market                                                                                                        Money Market
                    Series Institutional                   159,016


Firstar Stellar     Firstar U.S.         4,074,065                       11/27/2000           -            Non-           Firstar
   Treasury(1)      Treasury                                                                              taxable      U.S. Treasury
   Money Market     Money Market(1)                                                                                     Money Market

                   Retail A                             2,289,736
                    Series Institutional                 1,784,330

(1) Accounting survivor; performance history carries over.
(2) Shell portfolio.

(LOGO)
FIRSTARFUNDS                                                              (LOGO)
                                                                    FIRSTARFUNDS
6. SUBSEQUENT EVENT
On May 17, 2001, Firstar Investment Research & Management Company combined with First American Asset Management to create U.S. Bancorp Piper Jaffray Asset Management, Inc. (USBPJAS). USBPJAS is a registered investment advisor and an affiliate of U.S. Bancorp.

7. SUBSEQUENT EVENT
   On April 26, 2001, the Board of Directors of the Company approved Agreements and Plans of Reorganization between the Company and each of First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF") and First American Strategy Funds, Inc. ("FASF") (FAIF, FAF and FASF, together "First American Funds"). These approvals were ratified by the Board of Directors of the Company at a meeting held on May 22, 2001. The Agreements and Plans of Reorganization were also approved by the Boards of the First American Funds on June 1, 2001. The Agreement and Plan of Reorganization between the Company and FAIF provides for the reorganization of the Company's bond and equity funds (other than the Firstar Global Equity Fund) into certain portfolios of FAIF. The Agreement and Plan of Reorganization between the Company and FAF provides for the reorganization of the Company's money market funds into certain portfolios of FAF. The Agreement and Plan of Reorganization between the Company and FASF provides for the reorganization of the Company's Firstar Global Equity Fund into a portfolio of FASF. The Agreements and Plans of Reorganization will also be submitted to a vote of the shareholders of the Company at meetings to be held on or about August 30, 2001. If the Agreements and Plans of Reorganization are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Company's portfolios will be transferred to similar portfolios in First American Funds, and the shareholders of the Company's portfolios will become shareholders of First American Funds. A combined proxy statement and prospectus for each of FAIF, FAF and FASF, with respect to the proposed reorganizations, will be mailed to shareholders in advance of the meetings. If the Agreements and Plans of Reorganization are approved by shareholders, it is expected that the reorganizations will occur in mid to late September 2001.

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

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

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

FOR A PROSPECTUS OR INVESTOR SERVICE INFORMATION
1-800-677-FUND

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI  53201-3011

WWW.FIRSTARFUNDS.COM

                                                                          (LOGO)
                                                                    FIRSTARFUNDS

                                                                 FORM #SEMIMM-01